Offerings	Jan. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,994,012
Proposed Maximum Offering Price per Unit	1.60
Maximum Aggregate Offering Price	$ 4,790,419.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 661.56
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share ("common stock"), of the registrant as may be issued or issuable because of share split, share dividend, recapitalization, exchange or similar event or otherwise. (2) Represents 2,994,012 shares of common stock issued in a private placement pursuant to a securities purchase agreement, dated as of November 12, 2025 (the "November 2025 Securities Purchase Agreement"), by and among us and the investors named therein. (3) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $1.60, which is the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on January 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of the November 2025 Private Placement Warrants
Amount Registered | shares	2,994,012
Proposed Maximum Offering Price per Unit	1.60
Maximum Aggregate Offering Price	$ 4,790,419.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 661.56
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share ("common stock"), of the registrant as may be issued or issuable because of share split, share dividend, recapitalization, exchange or similar event or otherwise. (3) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $1.60, which is the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on January 5, 2026. (4) Represents 2,994,012 shares of common stock issuable upon the exercise of warrants sold in a private placement pursuant to the November 2025 Securities Purchase Agreement.